Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Interest income	$ 86,991	$ 40,771
Interest expense	61,862	18,054
Net interest income	25,129	22,717
Interest and dividend income [member] | Financial assets measured at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	31,464	10,999
Interest and dividend income [member] | Financial assets measured at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	5,127	1,177
Interest and dividend income [member] | Financial assets measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	50,400	28,595
Interest expense [member] | Financial liabilities measured at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	28,446	8,336
Interest expense [member] | Financial liabilities measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	$ 33,416	$ 9,718